OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
OTHER PAYABLES AND ACCRUED EXPENSES
Schedule of other payables and accrued expenses

	December 31,
	2019	2018

Payroll and other employee related accruals	$13,147	$9,723
Accrued expenses	7,173	6,525
Government authorities	2,331	1,525
Provision for return	1,885	2,272
Royalties provision	150	1,770
Others	6	726

	$24,692	$22,541